Income Taxes	12 Months Ended
Sep. 30, 2014
Income Taxes [Abstract]
Income Taxes

Note 11—Income Taxes

The Company qualifies as a thrift under the provisions of the Internal Revenue Code and, therefore, was permitted, prior to January 1, 1996, to deduct from federal taxable income an allowance for bad debts based on 8% of taxable income before such deduction, less certain adjustments, subject to certain limitations. Beginning January 1, 1996, the Company, for federal income tax purposes, must calculate its tax bad debt deduction using either the experience or specific charge off method. The New York State tax law permits the Company to deduct 32% of its taxable income before bad debt deduction, subject to certain limitations.

Retained earnings at September 30, 2014 included approximately $1,981,000 of such bad debt deduction for which federal income taxes of approximately $612,000 have not been provided. In addition, deferred New York State taxes of approximately $369,000 have not been provided on bad debt deductions in the amount of $4,100,000. If such amount is used for purposes other than for bad debt losses, including distributions in liquidation, it will be subject to income tax at the then current rate.

The components of income taxes expense are as follows:

	Years Ended September 30,
	2014	2013
	(In thousands)
Current income tax expense:
Federal	$275	$105
State	69	33
	344	138
Deferred income tax expense (benefit):
Federal	(6)	230
State	(2)	84
	(8)	314
	$336	$452

The following table reconciles the reported income taxes and the federal income taxes which would be computed by applying the normal federal income tax rate of 34% to income before income taxes:

	Years Ended September 30,
		Percent		Percent
		of Pretax		of Pretax
	2014	Income	2013	Income
	(Dollars in thousands)
Federal income taxes	$338	34.0%	$473	34.0%
State income taxes, net of federal income tax effect	44	4.4%	77	5.5%
Non-deductible merger related costs (reimbursement)	0	0.0%	(102)	(7.3)%
Other items, net	(46)	(4.6)%	4	0.3%
Effective Income Taxes	$336	33.8%	$452	32.5%

The tax effects of existing temporary differences that give rise to significant portions of net deferred tax assets and liabilities are as follows:

	September 30,
	2014	2013
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$294	$366
Depreciation	107	—
Deferred rent	75	63
Benefit plan adjustment (Accumulated Other Comprehensive Income)	700	599
Unrealized loss on securities available for sale	79	473
Stock based compensation	228	203
Interest income and other	43	152
Total Deferred Tax Assets	1,526	1,856
Deferred tax liabilities:
Accrued pension	274	292
Depreciation	—	26
Total Deferred Tax Liabilities	274	318
Net Deferred Tax Assets Included in Other Assets	$1,252	$1,538

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and carry-forwards are available.

At September 30, 2014 and 2013 the Company had no net operating loss carry-forwards available for tax reporting purposes.